N-6	Dec. 21, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	Principal National Life Insurance Co Variable Life Separate Account
Entity Central Index Key	0001526622
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY
Replace the row for AllianceBernstein Variable Products Sustainable International Thematic - Class A in the table and replace with the following:

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Variable Products Sustainable International Thematic - Class A* (not available after February 29, 2024)	International Equity	AllianceBernstein L.P.	1.54%	(27.61%)	1.41%	4.04%

Portfolio Companies [Table Text Block]

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Variable Products Sustainable International Thematic - Class A* (not available after February 29, 2024)	International Equity	AllianceBernstein L.P.	1.54%	(27.61%)	1.41%	4.04%

C000028824 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Sustainable International Thematic - Class A* (not available after February 29, 2024)
Portfolio Company Objective [Text Block]	International Equity
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	(27.61%)
Average Annual Total Returns, 5 Years [Percent]	1.41%
Average Annual Total Returns, 10 Years [Percent]	4.04%